UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104

                           Centennial Tax Exempt Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

December 31, 2007

--------------------------------------------------------------------------------

                                                           Semiannual
        Centennial                                         Report and
        Tax Exempt Trust                                   Management
                                                          Commentaries

--------------------------------------------------------------------------------

TRUST EXPENSES
--------------------------------------------------------------------------------

TRUST EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2007.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                         5 | CENTENNIAL TAX EXEMPT TRUST

TRUST EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              BEGINNING    ENDING              EXPENSES
                              ACCOUNT      ACCOUNT             PAID DURING
                              VALUE        VALUE               6 MONTHS ENDED
ACTUAL                        JULY 1, 2007 DECEMBER 31, 2007   DECEMBER 31, 2007
--------------------------------------------------------------------------------
                              $1,000.00    $1,015.40           $3.46
HYPOTHETICAL
(5% return before expenses)
-------------------------------------------------------------------------------
                               1,000.00     1,021.78            3.47

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2007 is as follows:

 EXPENSE RATIO
 --------------
     0.68%

The expense ratio reflects reduction to custodian expenses. The "Financial Highlights" table in the Trust's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                         6 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--102.5%
--------------------------------------------------------------------------------------------------------------------
ALABAMA--4.3%
AL IDAU RB, Scientific Utilization Project, Series 1996, 3.97% 1                   $    1,080,000   $     1,080,000
--------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 3.62% 1                                     295,000           295,000
--------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 3.77% 1                                                  1,085,000         1,085,000
--------------------------------------------------------------------------------------------------------------------
Berry, AL IDAU IDV RB, Berry Wood Products LLC, 3.92% 1                                   290,000           290,000
--------------------------------------------------------------------------------------------------------------------
Birmingham, AL Medical Clinic Board RB,
University of Alabama Health Service Facilities, Series 1998, 3.51% 1                  12,000,000        12,000,000
--------------------------------------------------------------------------------------------------------------------
Birmingham, AL Special Care Facilities FAU RB,
United Cerebral Palsy Project, 3.48% 1                                                  1,625,000         1,625,000
--------------------------------------------------------------------------------------------------------------------
Birmingham, AL Waterworks & Sewer Board WSS RRB,
PTTR, Series 1736, 3.51% 1,2                                                            5,995,000         5,995,000
--------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd.
Expansion Project, Series 1998, 3.67% 1                                                 2,850,000         2,850,000
--------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental,
Inc. Project, Series 2003-A, 3.77% 1                                                    1,440,000         1,440,000
--------------------------------------------------------------------------------------------------------------------
Fairhope, AL AA Airport Improvement RB, Series 2007, 3.53% 1                            8,845,000         8,845,000
--------------------------------------------------------------------------------------------------------------------
Florence, AL IDB IDV RB, Nichols Wire, Inc., Project, Series A,
3.77% 1                                                                                 2,570,000         2,570,000
--------------------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 3.49% 1                        5,200,000         5,200,000
--------------------------------------------------------------------------------------------------------------------
Lee Cnty., AL IDAU RB, LifeSouth Community Blood Centers,
Inc. Project, 3.49% 1                                                                     345,000           345,000
--------------------------------------------------------------------------------------------------------------------
Mobile, AL IDB RB, HighProv LLC Project 2006, 3.53% 1                                   6,000,000         6,000,000
--------------------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd.,
Series 1996, 3.48% 1                                                                    1,325,000         1,325,000
--------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB IDV RB, Asphalt Contractors, Inc., 3.77% 1                             300,000           300,000
--------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB IDV RB, Bristol Properties LLC Project,
Series 2006A, 3.77% 1                                                                   4,240,000         4,240,000
--------------------------------------------------------------------------------------------------------------------
Spanish Fort, AL RA RB, MACON Trust Certificates Series 2007-306,
3.51% 1,2                                                                               4,295,000         4,295,000
--------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL BOE RB, Series 97-B, 3.48% 1                                       1,000,000         1,000,000
--------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL POAU RB, Gulf Opportunity Zone, Series 2007,
3.62% 1                                                                                25,000,000        25,000,000
                                                                                                    ---------------
                                                                                                         85,780,000

--------------------------------------------------------------------------------------------------------------------
ALASKA--0.6%
AK HFC RRB, P-Floats Series PZ-126, 3.50% 1,2                                           4,050,000         4,050,000
--------------------------------------------------------------------------------------------------------------------
AK HFC RRB, State Capitol Project, Series A, 5%, 7/1/08                                 1,000,000         1,006,187
--------------------------------------------------------------------------------------------------------------------
Anchorage, AK Wastewater RB, SPEARS Deutsche Bank/Lifers
Trust-Series DB-128, 3.56% 1,2                                                          6,865,000         6,865,000
                                                                                                    ----------------
                                                                                                         11,921,187


                         7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
ARIZONA--3.7%
AZ First Matrix Charter School Trust II Pass-Through Certificates,
Series 2005, Cl. A, 3.62% 1,2                                                      $   11,989,000   $    11,989,000
--------------------------------------------------------------------------------------------------------------------
AZ HFAU Hospital System RB, BNP Paribas STARS Certificate
Trust-Series 2007-8, 3.52% 1,2                                                         12,470,000        12,470,000
--------------------------------------------------------------------------------------------------------------------
Benson, AZ IDAU RB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-143, 3.52% 1,2                                                         3,570,000         3,570,000
--------------------------------------------------------------------------------------------------------------------
Chandler, AZ IDAU RB, Tri-City Baptist Church Project,
Series 2007, 3.50% 1                                                                    5,200,000         5,200,000
--------------------------------------------------------------------------------------------------------------------
Maricopa Cnty., AZ SDI No. 6 GOUN, Washington Elementary
School Improvement Project, Series C, 4.125%, 7/1/08                                    1,615,000         1,618,370
--------------------------------------------------------------------------------------------------------------------
Phoenix, AZ Civic Improvement Corp. Water System BANs,
Series 2007A, 3.25%, 3/11/08                                                            5,000,000         5,000,000
--------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc. Project,
Series A, 3.47% 1                                                                       4,500,000         4,500,000
--------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU Student Hsg. RB, MSTFC Series 2079, 3.51% 1,2                         16,450,000        16,450,000
--------------------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats Series MT-067, 3.97% 1,2                                 8,295,000         8,295,000
--------------------------------------------------------------------------------------------------------------------
Tucson, AZ IDAU RB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-142, 3.52% 1,2                                                         4,575,000         4,575,000
                                                                                                    ----------------
                                                                                                         73,667,370

--------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.3%
AR DFA MH RRB, PTTR, Series 964Z, 3.57% 1,2                                             5,525,000         5,525,000
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--2.5%
Alta Loma, CA GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-305, 3.57% 1,2                                                         16,535,000        16,535,000
--------------------------------------------------------------------------------------------------------------------
CA Palomar Pomerado Health GOUN, AAMC Series 2005-27, 3.77% 1,2                         4,600,000         4,600,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats Series PZP-007, 3.62% 1,2                                               4,265,000         4,265,000
--------------------------------------------------------------------------------------------------------------------
CA RB, SPEARS Deutsche Bank/Lifers Trust-Series DB-364, 3.62% 1,2                      14,740,000        14,740,000
--------------------------------------------------------------------------------------------------------------------
San Francisco, CA City & Cnty. MH RB, Geary Court,
Goldman Sachs Pool Trust-Series 2007-124G, 3.45% 1                                      9,000,000         9,000,000
                                                                                                    ----------------
                                                                                                         49,140,000
--------------------------------------------------------------------------------------------------------------------
COLORADO--5.7%
Arista, CO Metro District Special Ltd. RB, Broomfield Event
Center Parking Project, Series 2006A, 3.51% 1                                           4,980,000         4,980,000
--------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004,
3.57% 1                                                                                 5,000,000         5,000,000
--------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Mary's Academy Project, Series 1999, 3.52% 1                            2,895,000         2,895,000
--------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, Certex Co. Project, Series 2007, 3.62% 1                                  1,300,000         1,300,000
--------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 3.62% 1                                     1,530,000         1,530,000
--------------------------------------------------------------------------------------------------------------------
CO Housing & FAU MH RB, Reset Option Certificates II-R
Trust-Series 10258CE, 3.60% 1                                                           5,580,000         5,580,000
--------------------------------------------------------------------------------------------------------------------
CO Regional Transportation District Sales Tax RB,
ETET Series 2006-0120, Cl. A, 3.51% 1,2                                                 1,510,000         1,510,000


                         8 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
COLORADO Continued
Colorado Springs, CO SPO RB, Heating & Plumbing Engineers Project, 3.62% 1         $    2,100,000   $     2,100,000
--------------------------------------------------------------------------------------------------------------------
Commerce City, CO GOUN, Northern Infrastructure
General Improvement District, Series 2006, 3.47% 1                                      7,500,000         7,500,000
--------------------------------------------------------------------------------------------------------------------
Concord Metro District, CO REF GOB, Improvement
Projects, Series 2004, 3.50%, 6/1/08 3                                                  2,500,000         2,500,000
--------------------------------------------------------------------------------------------------------------------
Cornerstar Metro District, CO Special RB, Series 2007, 3.50% 1                          6,500,000         6,500,000
--------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB,
Downtown Denver Project, Series A-1, 3.49% 1                                            4,000,000         4,000,000
--------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB,
Downtown Denver Project, Series C, 3.49% 1                                              8,000,000         8,000,000
--------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB,
Series 2004-S1, Cl. A2, 3.57% 1                                                         8,500,000         8,500,000
--------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust RB,
Series 2005-S1, Cl. A2, 3.57% 1,2                                                       3,000,000         3,000,000
--------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series 2004A, 3.55% 1                          14,420,000        14,420,000
--------------------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB, Series 2005, 3.50% 1                         4,510,000         4,510,000
--------------------------------------------------------------------------------------------------------------------
Prairie Center Metro District No. 3, CO RB, Austin Trust
Certificates-Series BOA 2007-319, 3.51% 1,2                                             9,810,000         9,810,000
--------------------------------------------------------------------------------------------------------------------
Sterling Park, CO RB, Sr. Certificates of Beneficial Ownership Trust,
Series 2006-6, 3.64% 1,2                                                                4,612,000         4,612,000
--------------------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats Series MT-068, 3.97% 1,2                               14,670,000        14,670,000
                                                                                                    ----------------
                                                                                                        112,917,000

--------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.1%
CT H&EFA RRB, Children's Medical Center, Series B, 4.50%, 7/1/08                        1,045,000         1,050,672
--------------------------------------------------------------------------------------------------------------------
DELAWARE--0.9%
DE EDAU RB, Catholic Diocese of Wilmington Project, Series 2002, 3.49% 1               11,600,000        11,600,000
--------------------------------------------------------------------------------------------------------------------
DE EDAU RB, Peninsula United Methodist Homes, Series 2007A, 3.50% 1                     6,000,000         6,000,000
                                                                                                    ----------------
                                                                                                         17,600,000

--------------------------------------------------------------------------------------------------------------------
FLORIDA--7.9%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Inc., Series
2004, 3.52% 1                                                                          11,190,000        11,190,000
--------------------------------------------------------------------------------------------------------------------
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series
1999, 3.55% 1                                                                           1,530,000         1,530,000
--------------------------------------------------------------------------------------------------------------------
Broward Cnty., FL SDI COP, PTTR, Series 829, 3.51% 1,2                                  6,585,000         6,585,000
--------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU IDV RB, Gulf Coast American Blind, Series
A, 3.53% 1                                                                              2,560,000         2,560,000
--------------------------------------------------------------------------------------------------------------------
Coral Gables, FL HFAU Hospital RB, Baptist Health of South
Florida, 5%, 8/15/08                                                                    1,000,000         1,009,474
--------------------------------------------------------------------------------------------------------------------
FL BOE Lottery RRB, Enhanced Return, P-Floats Series EC-1002,
3.60% 1,2                                                                               6,400,000         6,400,000
--------------------------------------------------------------------------------------------------------------------
FL Capital Projects FAU RB, Capital Projects Loan Program, Series
1997A, 3.52% 1                                                                          1,030,000         1,030,000
--------------------------------------------------------------------------------------------------------------------
FL Citizens Property Insurance Corp. Sr. Sec. RRB, Series 2007A, 5%, 3/1/08             5,585,000         5,596,703
--------------------------------------------------------------------------------------------------------------------
FL Dept. of Environmental Protection RRB, Enhanced Return,
P-Floats Series EC-1028, 3.60% 1,2                                                      2,070,000         2,070,000


                         9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
FL Development Finance Corp. IDV RRB, Charlotte Community Project,
Series 2001A3, 3.49% 1                                                             $    1,255,000   $     1,255,000
--------------------------------------------------------------------------------------------------------------------
FL Keys Aqueduct Authority Water RB, Reset Option
Certificates II-R Trust-Series 11244, 3.56% 1,2                                         3,500,000         3,500,000
--------------------------------------------------------------------------------------------------------------------
FL Keys Aqueduct Authority Water RB, Reset Option
Certificates II-R Trust-Series 2227, 3.56% 1,2                                          5,315,000         5,315,000
--------------------------------------------------------------------------------------------------------------------
FL Keys Aqueduct Authority Water RB, Reset Option
Certificates II-R Trust-Series 3070, 3.56% 1,2                                          6,760,000         6,760,000
--------------------------------------------------------------------------------------------------------------------
FL Local Government Finance Commission Pooled Loan Program Nts.,
Series A, 3%, 3/14/08                                                                  10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
FL Sunshine State Governmental Financing Commission RB,
Series 1986, 3.75% 1                                                                      700,000           700,000
--------------------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU Cigarettes TXAL RRB,
Lee Moffitt Cancer Project, Series B, 5%, 9/1/08                                        6,270,000         6,344,114
--------------------------------------------------------------------------------------------------------------------
Jacksonville, FL ED Commission RB, Goodwill Industries North Florida
Project, Series 3, 3.55% 1                                                                810,000           810,000
--------------------------------------------------------------------------------------------------------------------
Jacksonville, FL EDLFA RB, Edward Waters College Project, Series                        2,100,000         2,100,000
2004, 3.50% 1
--------------------------------------------------------------------------------------------------------------------
Jacksonville, FL EDLFA RB, Edward Waters College Project,
Series 2001, 3.50% 1                                                                    1,455,000         1,455,000
--------------------------------------------------------------------------------------------------------------------
Jacksonville, FL IDV RB, University of Florida Health Science Center
Project 1989, 3.47% 1                                                                   2,100,000         2,100,000
--------------------------------------------------------------------------------------------------------------------
Manatee Cnty., FL HFA Homeowner RB, Series 2007B, 5.30%, 11/1/08                       13,000,000        13,085,818
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL EDLFA RB, Reset Option Certificates II-R
Trust-Series 909, 3.50% 1,2                                                            18,060,000        18,060,000
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL GOUN, Reset Option Certificates II-R
Trust-Series 387, 3.75% 1,4                                                                 5,000             5,000
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL School Board COP, Reset Option Certificates
II-R Trust-Series 5004, 3.55% 1,2                                                       3,995,000         3,995,000
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL School Board REF COP, Series 1998A, 5.25%, 8/1/08                  1,925,000         1,944,129
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL School Board REF COP, Series 2005A, 5%, 4/1/08                     1,885,000         1,891,926
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RB, SPEARS Deutsche Bank/Lifers
Trust-Series DB-272, 3.56% 1,2                                                          7,885,000         7,885,000
--------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL HFAU RB, Presbyterian Retirement Communities
Project, Series A, 3.49% 1                                                              3,000,000         3,000,000
--------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, Trinity Preparatory School, Series 1998, 3.55% 1                800,000           800,000
--------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, University of Central Florida, Inc. Project,
Series 2000A, 3.50% 1                                                                   4,560,000         4,560,000
--------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL School Board COP, Series A, 6%, 8/1/08                                 2,050,000         2,079,593
--------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL School Board COP, SPEARS Deutsche Bank/Lifers
Trust-Series DB-269, 3.56% 1,2                                                          3,325,000         3,325,000
--------------------------------------------------------------------------------------------------------------------
Osceola Cnty., FL RB, P-Floats Series EC-1093, 3.60% 1,2                                2,530,000         2,530,000


                        10 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
Palm Beach Cnty., FL HFAU Retirement Community RB,
Reset Option Certificates II-R Trust-Series 706CE, 3.50% 1,2                       $    5,000,000   $     5,000,000
--------------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL School Board COP, Series E, 5%, 8/1/08                             3,160,000         3,182,885
--------------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL WSS RB, 3.70% 1                                                    5,105,000         5,105,000
--------------------------------------------------------------------------------------------------------------------
Sarasota Cnty., FL School Board REF COP,
Master Lease Program-2003, 3%, 7/1/08                                                     500,000           499,698
--------------------------------------------------------------------------------------------------------------------
St. John's, FL Water Management District Land Acquisition RRB,
Series 2005, 3.25%, 7/1/08                                                                500,000           500,360
--------------------------------------------------------------------------------------------------------------------
University Athletic Assoc., Inc., FL Capital Improvement RB,
University of Florida Stadium, 3.30%, 4/1/08 3                                          1,450,000         1,449,942
                                                                                                    ----------------
                                                                                                        157,209,642

--------------------------------------------------------------------------------------------------------------------
GEORGIA--1.7%
Atlanta, GA Airport Facilities RRB, Series 1996, 5.25%, 1/1/08                          2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------
Burke Cnty., GA PC RB, Oglethorpe Power Corp., Series 2006B-2, 3.60%, 1/4/08            4,000,000         4,000,000
--------------------------------------------------------------------------------------------------------------------
Columbus, GA DAU RRB, The Jordan Co. Project, Series 2000, 3.67% 1                        250,000           250,000
--------------------------------------------------------------------------------------------------------------------
Fulton Cnty., GA DAU RB, United Way of Metro Atlanta Project, 3.50% 1                     625,000           625,000
--------------------------------------------------------------------------------------------------------------------
GA GOUN, MSTFC Series 1881, 3.40% 1,4                                                  11,560,000        11,560,000
--------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University Project,
Series 2006A, 3.49% 1                                                                   5,540,000        5,540,000
--------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University Project,
Series 2006C, 3.49% 1                                                                   8,750,000         8,750,000
                                                                                                    ----------------
                                                                                                         32,725,000
--------------------------------------------------------------------------------------------------------------------

IDAHO--0.4%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project, 3.59% 1                        7,000,000         7,000,000
--------------------------------------------------------------------------------------------------------------------
Hailey, ID IDC RB, Rocky Mountain Hardware Project, Series 2006, 3.62% 1                1,000,000         1,000,000
                                                                                                    ----------------
                                                                                                          8,000,000

--------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.2%
Chicago, IL GOUN, Reset Option Certificates II-R Trust-Series 8079, 3.51% 1,2           7,825,000         7,825,000
--------------------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs of Chicago Project, Series 2000, 3.80% 1               700,000           700,000
--------------------------------------------------------------------------------------------------------------------
Chicago, IL REF GOUN, Series 2001A, 5.50%, 1/1/08                                         415,000           415,000
--------------------------------------------------------------------------------------------------------------------
Chicago, IL REF GOUN, Series 2001A, 5.50%, 1/1/08                                       1,085,000         1,085,000
--------------------------------------------------------------------------------------------------------------------
Chicago, IL TFA RB, P-Floats Series MT-526, 3.51% 1,2                                  10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 122 GOUN, Oak Lawn Reset Option
Certificates II-R Trust-Series 736, 3.51% 1,2                                           2,615,000         2,615,000
--------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2004, 3.48% 1                                   14,370,000        14,370,000
--------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 3.52% 1                          3,125,000         3,125,000
--------------------------------------------------------------------------------------------------------------------
Hamilton Memorial Hospital, IL RB, 3.48% 1                                             18,500,000        18,500,000
--------------------------------------------------------------------------------------------------------------------
IL DFA IDV RB, Azteca Foods, Inc. Project, Series 1995, 3.58% 1                           200,000           200,000


                        11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
IL DFA IDV RB, Knead Dough Baking Co. Project, 3.70% 1                              $     900,000   $       900,000
--------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 3.53% 1                            2,800,000         2,800,000
--------------------------------------------------------------------------------------------------------------------
IL FAU IDV RB, E. Kinast Project, Series 2005A, 3.70% 1                                   600,000           600,000
--------------------------------------------------------------------------------------------------------------------
IL FAU RB, Palos Hospital, UBS Municipal Custodial Residual &
Variable Securities, Series 2007-1028, 3.50% 1,2                                        6,300,000         6,300,000
--------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 3.51% 1                 6,725,000         6,725,000
--------------------------------------------------------------------------------------------------------------------
IL GOUN, PTTR, Series 636, 3.51% 1,2                                                    1,350,000         1,350,000
--------------------------------------------------------------------------------------------------------------------
IL HFAU RRB, Sisters Services, Inc., Series 1998A, 5.25%, 6/1/08                        4,000,000         4,024,129
--------------------------------------------------------------------------------------------------------------------
Kane & DeKalb Cntys., IL Community Unit SDI No. 301 GOUN,
PTTR, Series 1678, 3.54% 1,2                                                            3,100,000         3,100,000
--------------------------------------------------------------------------------------------------------------------
Lake Cnty., IL Community Consolidated SDI No. 73 GOUN, PTTR,
Series 329, 3.52% 1,2                                                                   1,630,000         1,630,000
--------------------------------------------------------------------------------------------------------------------
Lake Zurich, IL IDV RB, Rose Road LLC Project, Series 2004, 3.70% 1                       400,000           400,000
--------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985B, 3.67% 1                      15,330,486        15,330,486
--------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 3.52% 1                          800,000           800,000
--------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 210 Lincoln-Way GOUN,
Reset Option Certificates II-R Trust-Series 631, 3.51% 1,2                              4,355,000         4,355,000
--------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 365 GOUN, P-Floats Series PZ-47, 3.50% 1,2       11,150,000        11,150,000
--------------------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, P-Floats Series PZ-48, 3.50% 1,2             4,140,000         4,140,000
                                                                                                    ----------------
                                                                                                        122,439,615

--------------------------------------------------------------------------------------------------------------------
INDIANA--1.6%
Carmel, IN RED District Tax Increment RB, Merchants' Pointe Project,
Series 2001A, 3.48% 1                                                                     610,000           610,000
--------------------------------------------------------------------------------------------------------------------
Fort Wayne, IN Sewage Works Improvement RRB, Series 2002B, 4.50%, 8/1/08                  550,000           553,231
--------------------------------------------------------------------------------------------------------------------
Franklin, IN Community Multi-School Building Corp. RB,
Reset Option Certificates II-R Trust-Series 3072, 3.56% 1,2                             4,000,000         4,000,000
--------------------------------------------------------------------------------------------------------------------
Hammond, IN ED RB, Castle & Co. Project, Series 1994, 3.70% 1                             300,000           300,000
--------------------------------------------------------------------------------------------------------------------
Huntington, IN EDAU RRB, Huntington University Project, Series 2007, 3.49% 1            2,920,000         2,920,000
--------------------------------------------------------------------------------------------------------------------
IN FAU ED RB, Bosma Industries Blind Project, 3.49% 1                                   3,365,000         3,365,000
--------------------------------------------------------------------------------------------------------------------
IN FAU Highway RRB, P-Floats Series PZ-230, 3.70% 1,2                                   6,405,000         6,405,000
--------------------------------------------------------------------------------------------------------------------
IN HFFAU RRB, Ascension Health, Series 2002F, 5.50%, 11/15/08                             500,000           508,327
--------------------------------------------------------------------------------------------------------------------
IN MPA Power Supply System RB, Reset Option
Certificates II-R Trust-Series 11240, 3.51% 1,2                                         4,715,000         4,715,000
--------------------------------------------------------------------------------------------------------------------
Lafayette, IN Sewer Works RRB, PTTR, Series 1490, 3.51% 1,2                             2,090,000         2,090,000
--------------------------------------------------------------------------------------------------------------------
South Harrison, IN 2000 School Building Corp. RB, PTTR, Series 1756, 3.51% 1,2          4,000,000         4,000,000
--------------------------------------------------------------------------------------------------------------------
St. Joseph Cnty., IN ED RB, Hannah & Friends Project, 3.53% 1                           2,210,000         2,210,000
                                                                                                    ----------------
                                                                                                         31,676,558


                        12 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
IOWA--0.3%
Des Moines, IA Metropolitan Wastewater Reclamation Authority Sewer RB,
Series A, 5%, 6/1/08                                                               $    1,000,000   $     1,007,021
--------------------------------------------------------------------------------------------------------------------
IA Higher Education Loan Authority Private College Facilities RB,
Graceland, 3.53% 1                                                                      4,725,000         4,725,000
                                                                                                    ----------------
                                                                                                          5,732,021

--------------------------------------------------------------------------------------------------------------------
KANSAS--0.4%
Lebette Cnty., KS Hospital RB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-147, 3.52% 1,2                                                         2,370,000         2,370,000
--------------------------------------------------------------------------------------------------------------------
Reno Cnty., KS USD No. 308 GOUN, PTTR, Series 1681, 3.51% 1,2                           1,500,000         1,500,000
--------------------------------------------------------------------------------------------------------------------
Riley Cnty., KS USD No. 383 REF GOUN, 5.50%, 11/1/08                                    1,570,000         1,601,147
--------------------------------------------------------------------------------------------------------------------
Wichita, KS Recreational Facilities RB, YMCA of Wichita Project,
Series XI 1998, 3.53% 1                                                                 3,300,000         3,300,000
                                                                                                    ----------------
                                                                                                          8,771,147

--------------------------------------------------------------------------------------------------------------------
KENTUCKY--2.7%
Bath Cnty., KY Industrial Building RB, Cintas Sales Corp. Project,
Series 1992, 3.60% 1                                                                      420,000           420,000
--------------------------------------------------------------------------------------------------------------------
Christian Cnty., Ky Assn. of Cntys. Leasing Trust RB, Series B, 3.75% 1                 2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------
Hancock Cnty., KY Industrial Building RRB, Southwire Co. Project,
Series 1992A, 3.52% 1                                                                  10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 3.72% 1                        7,815,000         7,815,000
--------------------------------------------------------------------------------------------------------------------
KY Interlocal School Transportation Assn. Equipment Lease COP,
Series 2005, 3%, 3/1/08                                                                   500,000           499,194
--------------------------------------------------------------------------------------------------------------------
KY TUAU ED Road RRB, Revitalization Project, 5.75%, 7/1/08                              1,000,000         1,009,701
--------------------------------------------------------------------------------------------------------------------
Lexington-Fayette Cntys., KY Government Educational Facilities RB,
Sayre School, 3.50% 1                                                                   2,105,000         2,105,000
--------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson Cnty., KY RRB, Reset Option Certificates II-R
Trust-Series 672CE, 3.50% 1,2                                                           3,575,000         3,575,000
--------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project,
Series 2004, 3.67% 1                                                                    5,000,000         5,000,000
--------------------------------------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc. Project,
Series 2005, 3.41% 1                                                                    1,963,000         1,963,000
--------------------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project,
Series 1989, 3.77% 1                                                                   10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
Warren Cnty., KY Industrial Building RB, Pan-Oston Co. Project,
Series 2007, 3.34% 1                                                                   10,000,000        10,000,000
                                                                                                    ----------------
                                                                                                         54,386,895


                        13 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
LOUISIANA--2.6%
Jefferson Parish, LA Sales Tax RB, SPEARS Deutsche Bank/Lifers
Trust-Series DB-278, 3.56% 1,2                                                     $    5,940,000   $     5,940,000
--------------------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 3.47% 1                      2,300,000         2,300,000
--------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB, Hollybrook
Cottonseed Processing, 3.59% 1                                                          1,800,000         1,800,000
--------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB, Hollybrook
Enterprises LLC, 3.59% 1                                                                2,240,000         2,240,000
--------------------------------------------------------------------------------------------------------------------
LA PFFAU RB, Austin Trust Certificates-Series BOA 2007-2027, 3.50% 1,2                  5,000,000         5,000,000
--------------------------------------------------------------------------------------------------------------------
LA Public FA Hospital RRB, Franciscan Missionaries, Series A, 5.50%, 7/1/08               915,000           922,684
--------------------------------------------------------------------------------------------------------------------
LA Public FA RB, Municipal Trust Securities, Series 4000, 3.55% 1,2                     4,240,000         4,240,000
--------------------------------------------------------------------------------------------------------------------
LA Public FA RRB, BNP Paribas STARS Certificate Trust-Series 2006-153, 3.49% 1,2        4,470,000         4,470,000
--------------------------------------------------------------------------------------------------------------------
Monroe, LA Sales & Use Tax RRB, Series 2007A, 3.49% 1                                   2,700,000         2,700,000
--------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993B, 3.50% 1                               6,000,000         6,000,000
--------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993C, 3.53% 1                               1,295,000         1,295,000
--------------------------------------------------------------------------------------------------------------------
Port New Orleans, LA Board RB, New Orleans Cold Storage Project,
Series 2002, 3.54% 1,5                                                                  1,100,000         1,100,000
--------------------------------------------------------------------------------------------------------------------
St. Bernard Parish, LA Sales & Use Tax RRB, Series 2004, 5%, 3/1/08                     1,175,000         1,177,510
--------------------------------------------------------------------------------------------------------------------
St. John Baptist Parish, LA RB, MSTFC Series 2006-2116, 3.50% 1,2                      12,270,000        12,270,000
                                                                                                    ----------------
                                                                                                         51,455,194

--------------------------------------------------------------------------------------------------------------------
MARYLAND--1.5%
Baltimore Cnty., MD RB, Maryvale Prep School Facilities, Series 2005A, 3.47% 1          2,940,000         2,940,000
--------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., MD, Consolidated Public Improvement REF GOUN,
Series 1998A, 5.25%, 1/1/08                                                             6,270,000         6,270,000
--------------------------------------------------------------------------------------------------------------------
Prince Georges Cnty., MD SPO Bonds, MSTFC Series 2128, 3.51% 1,2                       13,710,000        13,710,000
--------------------------------------------------------------------------------------------------------------------
University System of MD COP, College Park Business School,
Series 2000, 3.47% 1                                                                    7,170,000         7,170,000
                                                                                                    ----------------
                                                                                                         30,090,000

--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.3%
MA DFA RB, MACON Trust Certificates Series 2007-344, 3.53% 1,2                          8,000,000         8,000,000
--------------------------------------------------------------------------------------------------------------------
MA H&EFA RB, Harvard Vanguard Medical, MACON Trust
Certificates Series 2007-310, 3.51% 1,2                                                 3,450,000         3,450,000
--------------------------------------------------------------------------------------------------------------------
MA Route 3 Transportation Improvement Assn. Lease RB,
Series 2002B, 3.46% 1,5                                                                15,000,000        15,000,000
                                                                                                    ----------------
                                                                                                         26,450,000

--------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.0%
Ada, MI Capital Improvement GOLB, Series 2007, 4.10%, 5/1/08                              170,000           170,183
--------------------------------------------------------------------------------------------------------------------
Detroit, MI GOUN, Series 2004, 5%, 4/1/08                                               1,000,000         1,003,236


                        14 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
Detroit, MI REF GOUN, Series 1997B, 5.50%, 4/1/08                                  $    1,015,000   $     1,019,593
--------------------------------------------------------------------------------------------------------------------
Detroit, MI Sewer Disposal RB, MSTFC Series 1182, 3.66% 1,2                            12,065,000        12,065,000
--------------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB, Reset Option Certificates
II-R Trust-Series 11224, 3.50% 1,2                                                      4,855,000         4,855,000
--------------------------------------------------------------------------------------------------------------------
Frankenmuth, MI ED RB, Independence Village-Lutheran & Home,
3.60%, 6/1/08                                                                           1,025,000         1,026,652
--------------------------------------------------------------------------------------------------------------------
Grand Rapids & Kent Cnty., MI RB, SPEARS Deutsche Bank/Lifers
Trust-Series DB-302, 3.56% 1,2                                                          1,310,000         1,310,000
--------------------------------------------------------------------------------------------------------------------
Grand Valley State University, MI Board of Trustees RB, Series 2007B, 3.46% 1          10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB, PTTR, Series 1481, 3.51% 1,2                                 4,345,000         4,345,000
--------------------------------------------------------------------------------------------------------------------
MI Strategic Fund Ltd. Obligation RB, Detroit Edison Co.,
Series 1990-BB, 7%, 7/15/08                                                             3,000,000         3,055,430
                                                                                                    ----------------
                                                                                                         38,850,094

--------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.9%
Big Lake, MN ISD No. 727 GOUN, AAC, Series 2007A, 4%, 9/16/08                           3,400,000         3,406,233
--------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985, 3.47% 1             3,405,000         3,405,000
--------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project, Series 1985, 3.47% 1            3,310,000         3,310,000
--------------------------------------------------------------------------------------------------------------------
Buffalo, MN ISD No. 877 GOUN, AAC, Series A, 4.125%, 8/18/08                            3,200,000         3,206,266
--------------------------------------------------------------------------------------------------------------------
Cass Lake, MN ISD No. 115 GOUN, AAC, Series 2007A, 4%, 9/8/08                           2,080,000         2,083,419
--------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN MH RRB, Lake Place Apts. Project, 3.52% 1                                665,000           665,000
--------------------------------------------------------------------------------------------------------------------
Jackson Cnty., MN Central ISD No. 2895 GOUN, AAC, Series 2007A, 4%, 9/8/08              1,585,000         1,587,605
--------------------------------------------------------------------------------------------------------------------
Jenkins, MN IDV RB, Pequot Tool & Manufacturing, Inc. Project,
Series 2007, 3.62% 1                                                                    1,230,000         1,230,000
--------------------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 3.62% 1                                835,000           835,000
--------------------------------------------------------------------------------------------------------------------
MN GOUN, Series 2003, 5%, 8/1/08                                                          295,000           298,276
--------------------------------------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 GOUN, AAC, Series 2007A, 4%, 9/23/08                        5,225,000         5,235,923
--------------------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 3.67% 1                 4,675,000         4,675,000
--------------------------------------------------------------------------------------------------------------------
Roseville, MN ISD No. 623 GOUN, AAC, Series A, 4%, 9/30/08                              3,000,000         3,006,003
--------------------------------------------------------------------------------------------------------------------
Spring Lake Park, MN ISD No. 016 GOUN, AAC, Series A, 4%, 9/30/08                       5,000,000         5,010,133
                                                                                                    ----------------
                                                                                                         37,953,858

--------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.3%
MS Business Finance Corp. RB, Hattiesburg Clinic Professional Assn. Project, 3.48% 1    4,000,000         4,000,000
--------------------------------------------------------------------------------------------------------------------
MS Business Finance Corp. RB, JKW Real Estate LLC Project, 3.49% 1                      2,300,000         2,300,000
--------------------------------------------------------------------------------------------------------------------
MS Business Finance Corp. RB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-144, 3.52% 1,2                                                         5,350,000         5,350,000


                        15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
MISSISSIPPI Continued
MS Development Bank SPO RB, Morgan Keegan Municipal Products,
Inc., Series 2007H1, 3.62% 1                                                       $   10,995,000   $    10,995,000
--------------------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 3.52% 1                          3,250,000         3,250,000
--------------------------------------------------------------------------------------------------------------------
Tunica Cnty., MS Development Bank SPO Bonds, Highway Construction
Project, Series 2005, 5%, 1/1/08                                                          275,000           275,000
                                                                                                    ----------------
                                                                                                         26,170,000

--------------------------------------------------------------------------------------------------------------------
MISSOURI--3.9%
Brentwood, MO TXAL Bonds, 8300 Eager Rd. Project, Series 1-A, 3.54% 1,2                 7,675,000         7,675,000
--------------------------------------------------------------------------------------------------------------------
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 3.56% 1                           6,700,000         6,700,000
--------------------------------------------------------------------------------------------------------------------
Jackson Cnty., MO SPO RB, PTTR, Series 2276, 3.51% 1,2                                  5,190,000         5,190,000
--------------------------------------------------------------------------------------------------------------------
Kansas City, MO IDAU RB, SPEARS Deutsche Bank/Lifers Trust-Series
DBE-148, 3.52% 1,2                                                                      4,190,000         4,190,000
--------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project,
Series 2004, 3.48% 1                                                                    1,600,000         1,600,000
--------------------------------------------------------------------------------------------------------------------
MO H&EFA HF RB, PTTR, Series 1966, 3.51% 1,2                                            8,915,000         8,915,000
--------------------------------------------------------------------------------------------------------------------
MO Joint Municipal EU RB, Reset Option Certificates II-R
Trust-Series 2226, 3.51% 1,2                                                            8,620,000         8,620,000
--------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005A, 3.48% 1,2         10,575,000        10,575,000
--------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005B, 3.48% 1,2          8,365,000         8,365,000
--------------------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts.,
Series 1992, 3.60% 1                                                                    1,765,000         1,765,000
--------------------------------------------------------------------------------------------------------------------
St. Louis, MO Airport RB, Dexia Credit Local
Trust Certificates Series 2007-004, 3.49% 1,2                                           4,400,000         4,400,000
--------------------------------------------------------------------------------------------------------------------
St. Louis, MO DA Tudor Building RB, Austin Trust Certificates-Series
BOA 2007-309, 3.51% 1,2                                                                 9,995,000         9,995,000
                                                                                                    ----------------
                                                                                                         77,990,000

--------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
Billings, MT GOUN, Series 2007A, 4.25%, 7/1/08                                            175,000           175,414
--------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.5%
NE Amberwood RB, Trust Certificates, Amberwood Apts., Series 2006A, 3.63% 1,2          10,720,000        10,720,000
--------------------------------------------------------------------------------------------------------------------
NEVADA--1.6%
Clark Cnty., NV GOLB, PTTR, Series 1489, 3.51% 1,2                                      9,530,000         9,530,000
--------------------------------------------------------------------------------------------------------------------
Clark Cnty., NV McCarran International RB, SPEARS Deutsche Bank/Lifers
Trust-Series DB-245, 3.56% 1,2                                                          5,305,000         5,305,000
--------------------------------------------------------------------------------------------------------------------
Clark Cnty., NV SDI GOLB, PTTR, Series 1600, 3.51% 1,2                                  4,195,000         4,195,000
--------------------------------------------------------------------------------------------------------------------
Henderson, NV HCF RB, Reset Option Certificates II-R
Trust-Series 888CE, 3.50% 1,2                                                           5,330,000         5,330,000
--------------------------------------------------------------------------------------------------------------------
Reno, NV Health RB, Reset Option Certificates II-R-Series 889CE, 3.50% 1,2              6,665,000         6,665,000
                                                                                                    ----------------
                                                                                                         31,025,000


                        16 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.1%
NH RB, SPEARS Deutsche Bank/Lifers Trust-Series DB E-141, 3.52% 1,2                $    2,180,000   $     2,180,000
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--1.7%
NJ EDAU ED RB, Paddock Realty LLC Project, Series 2006, 3.62% 1                         1,205,000         1,205,000
--------------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, Dexia Credit Local Certificates Trust-Series 005, 3.51% 1,2               10,880,000        10,880,000
--------------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, P-Floats Series PT-2847, 3.45% 1,2                                        16,570,000        16,570,000
--------------------------------------------------------------------------------------------------------------------
NJ EDLFA RB, Higher Education Capital Improvement, Series A, 5%, 9/1/08                 5,380,000         5,437,604
                                                                                                    ----------------
                                                                                                         34,092,604

--------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.3%
NM FAU Public Project RB, PTTR, Series 2287, 3.51% 1,2                                  5,270,000         5,270,000
--------------------------------------------------------------------------------------------------------------------
NEW YORK--1.7%
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 3.23% 1,2                  2,500,000         2,500,000
--------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.47% 1                            5,450,000         5,450,000
--------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center Project,
Series 2006, 3.47% 1                                                                    4,400,000         4,400,000
--------------------------------------------------------------------------------------------------------------------
NYC Municipal FAU WSS RB, Reset Option Certificates II-R
Trust-Series 10265, 3.50% 1,2                                                             900,000           900,000
--------------------------------------------------------------------------------------------------------------------
NYS HFA RB, Avalon Bowery Place II, Series A, 3.54% 1                                     500,000           500,000
--------------------------------------------------------------------------------------------------------------------
NYS PAU RB, PTTR, Series 2326, 3.52% 1,2                                                1,000,000         1,000,000
--------------------------------------------------------------------------------------------------------------------
NYS UDC COP, Reset Option Certificates II-R Trust-Series 10011CE, 3.51% 1,2             1,500,000         1,500,000
--------------------------------------------------------------------------------------------------------------------
NYS UDC RRB, Correctional & Youth Facilities Service Contracts,
Series 2002A, 5%, 1/1/08                                                                2,600,000         2,600,000
--------------------------------------------------------------------------------------------------------------------
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial Hospital, Inc. Project,
Series 2005, 3.47% 1                                                                    4,800,000         4,800,000
--------------------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resch Corp. Project,
Series 2005, 3.47% 1                                                                    9,700,000         9,700,000
                                                                                                    ----------------
                                                                                                         33,350,000

--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.1%
Craven Cnty., NC IF&PCFA RB, Wheatstone Corp. Project, 3.77% 1                            920,000           920,000
--------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IF&PCFA RB, Triangle Building Supply, Inc. Project,
Series 1997, 3.77% 1                                                                    1,250,000         1,250,000
--------------------------------------------------------------------------------------------------------------------
Iredell Cnty., NC IF&PCFA RB, Valspar Corp. Project, 3.60% 1                            1,600,000         1,600,000
--------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency Educational Facilities RB,
Trinity Episcopal School Project, Series 2003, 3.50% 1                                    525,000           525,000
--------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Montessori School of Raleigh, 3.50% 1          2,200,000         2,200,000
--------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Triangle Aquatic                               2,350,000         2,350,000
Center Project, 3.50% 1
--------------------------------------------------------------------------------------------------------------------
NC Infrastructure Finance Corp. COP, Repair & Renovation Projects,
Series A, 5%, 6/1/08                                                                    1,050,000         1,057,711
--------------------------------------------------------------------------------------------------------------------
NC Infrastructure Finance Corp. COP, Reset Option Certificates II-R
Trust-Series 8502, 3.51% 1,2                                                            5,275,000         5,275,000


                        17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
NC Medical Care Community HCF RB, WakeMed Project,
Series 2001, 5%, 10/1/08                                                           $    1,000,000   $     1,011,288
--------------------------------------------------------------------------------------------------------------------
NC Medical Care Community HCF RRB, Stanley Total Living Center,
Series 1998, 3.50% 1                                                                      930,000           930,000
--------------------------------------------------------------------------------------------------------------------
Robeson Cnty., NC IF&PCFA RB, Rocco Turkeys, Inc. Project, 3.60% 1                      1,845,000         1,845,000
--------------------------------------------------------------------------------------------------------------------
Sampson Cnty., NC COP, Eclipse Funding Trust Solar Eclipse
Certificates-Series 2006-0160, 3.62%, 6/1/08 2,3                                        2,500,000         2,500,000
                                                                                                    ----------------
                                                                                                         21,463,999

--------------------------------------------------------------------------------------------------------------------
OHIO--6.5%
Buckeye, OH TS FAU RB, PTTR, Series 2311, 3.51% 1,2                                     7,495,000         7,495,000
--------------------------------------------------------------------------------------------------------------------
Cleveland, OH Waterworks RB, Reset Option Certificates II-R
Trust-Series 9191, 3.50% 1,2                                                            3,700,000         3,700,000
--------------------------------------------------------------------------------------------------------------------
Cuyahoga Cnty., OH Hospital RRB, Metrohealth Systems Project,
Series 2005, 3.48% 1                                                                   11,900,000        11,900,000
--------------------------------------------------------------------------------------------------------------------
Darke Cnty., OH HCF RB, Wayne Hospital Project, Series 2007, 3.48% 1                   46,865,000        46,865,000
--------------------------------------------------------------------------------------------------------------------
Franklin Cnty., OH HCF RB, Presbyterian Retirement                                      6,335,000         6,335,000
Services, Series 2005B, 3.50% 1
--------------------------------------------------------------------------------------------------------------------
Franklin Cnty., OH HCF RRB, Presbyterian Retirement Services,
Series 2006A, 3.50% 1                                                                  15,000,000        15,000,000
--------------------------------------------------------------------------------------------------------------------
Franklin Cnty., OH HCF RRB, Presbyterian Retirement Services,
Series 2006C, 3.50% 1                                                                   9,665,000         9,665,000
--------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3.50%, 6/15/08 3                     1,260,000         1,260,000
--------------------------------------------------------------------------------------------------------------------
Lucas Cnty., OH IDAU RB, Lott Industries, Inc. Project, 3.48% 1                         3,440,000         3,440,000
--------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 3.52% 1                                2,050,000         2,050,000
--------------------------------------------------------------------------------------------------------------------
Medina Cnty., OH IDV RB, Mode-Fire-Dex, Inc. Project, 3.65% 1                             745,000           745,000
--------------------------------------------------------------------------------------------------------------------
OH Higher Education Facility Commission RB, Higher Education
Pooled Financing 2001 Program, Series A, 3.47% 1                                          800,000           800,000
--------------------------------------------------------------------------------------------------------------------
OH Public Facilities Commission Higher Education Capital Facilities RB,
II-1998C, 4.10%, 6/1/08                                                                   500,000           501,291
--------------------------------------------------------------------------------------------------------------------
Park Trails, OH RB, Certificates of Beneficial Ownership Trust,
Series 2007-3, 3.64% 1,2                                                                2,400,000         2,400,000
--------------------------------------------------------------------------------------------------------------------
Pike Cnty., OH HCF RB, Traditions Healthcare, 3.48% 1                                   2,100,000         2,100,000
--------------------------------------------------------------------------------------------------------------------
Reynoldsburg, OH RB, P-Floats Series PT-4481, 3.54% 1,2                                 4,700,000         4,700,000
--------------------------------------------------------------------------------------------------------------------
Rickenbacker, OH POAU Capital Funding RB, Reset Option
Certificates II-R Trust-Series 591CE, 3.50% 1,2                                         5,620,000         5,620,000
--------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 3.52% 1                           3,100,000         3,100,000
                                                                                                    ----------------
                                                                                                        127,676,291

--------------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.2%
OK MPA Power Supply System RB, PTTR, Series 1742, 3.51% 1,2                             3,425,000         3,425,000
--------------------------------------------------------------------------------------------------------------------
Oklahoma Cnty., OK FA IDV RB, Factory Direct Project, Series 2001A, 3.70% 1               500,000           500,000
                                                                                                    ----------------
                                                                                                          3,925,000


                        18 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
OREGON--0.3%
Eugene, OR EU RRB, ETET Series 2003-0022, Cl. A, 3.51% 1,2                         $    5,880,000   $     5,880,000
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--3.7%
Adams Cnty., PA IDAU RB, Say Plastics, Inc. Project, Series 2007B, 3.60% 1              2,585,000         2,585,000
--------------------------------------------------------------------------------------------------------------------
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 3.55% 1            455,000           455,000
--------------------------------------------------------------------------------------------------------------------
Butler Cnty., PA General Authority RB, SGMSTR Series 2007                               7,280,000         7,280,000
SGB14, Cl. A, 3.51% 1,2
--------------------------------------------------------------------------------------------------------------------
Butler Cnty., PA General Authority RB, SGMSTR Series 2007 SGB72,
Cl. A, 3.60% 1,2                                                                        3,985,000         3,985,000
--------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA Regional FAU Local Government RB, Series 1985A, 3.45% 1             3,200,000         3,200,000
--------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA Regional FAU Local Government RB, Series 1986, 3.45% 1              2,500,000         2,500,000
--------------------------------------------------------------------------------------------------------------------
Gateway, PA Allegheny SDI REF GOUN, PTTR, Series 2315, 3.51% 1,2                        2,845,000         2,845,000
--------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., PA IDAU RB, SPEARS Deutsche Bank/Lifers
Trust-Series DBE-149, 3.52% 1,2                                                         7,025,000         7,025,000
--------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Assn. of Independent Colleges, Series K-1, 3.38% 1                         1,660,000         1,660,000
--------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Gas Works RB, SPEARS Deutsche Bank/Lifers Trust-
Series DB-263, 3.51% 1,2                                                                5,220,000         5,220,000
--------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Gas Works RRB, SPEARS Deutsche Bank/Lifers Trust-
Series DB-247, 3.48% 1                                                                 10,980,000        10,977,806
--------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RRB, 6.25%, 8/1/08                                    700,000           711,753
--------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RRB, 3.46% 1,5                                     17,950,000        17,950,000
--------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RRB, Series 1993, 5.625%, 6/15/08                   1,225,000         1,235,314
--------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA SDI GOUN, Series B, 3.75%, 9/1/08                                        1,000,000         1,003,873
--------------------------------------------------------------------------------------------------------------------
Westmoreland Cnty., PA RB, SPEARS Deutsche Bank/Lifers Trust-
Series DB-301, 3.51% 1,2                                                                4,930,000         4,930,000
                                                                                                    ----------------
                                                                                                         73,563,746

--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.6%
Greenville Cnty., SC SDI GOUN, Series 2007C, 4%, 6/2/08                                10,000,000        10,028,325
--------------------------------------------------------------------------------------------------------------------
Lancaster Cnty., SC SDI GOUN, 3.90%, 3/5/08                                             7,500,000         7,502,453
--------------------------------------------------------------------------------------------------------------------
Oconee Cnty., SC SDI GOUN, Series 2007, 5%, 3/1/08                                      6,700,000         6,713,508
--------------------------------------------------------------------------------------------------------------------
Orangeburg, SC Sales & Use Tax RB, Joint Governmental Action Authority,
Capital Projects, 5%, 4/1/08                                                              385,000           386,276
--------------------------------------------------------------------------------------------------------------------
Richland Cnty., SC SDI No. 002 TANs, Series 2007, 3.50%, 6/1/08                         6,500,000         6,511,796
--------------------------------------------------------------------------------------------------------------------
SC EDLFA RB, Private Nonprofit Institutions-Morris College Project,
Series 1997, 3.53% 1                                                                      750,000           750,000
                                                                                                    ----------------
                                                                                                         31,892,358

--------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.5%
SD H&EFA RRB, McKennan Hospital, Series 1996, 6%, 7/1/08                                1,025,000         1,039,749
--------------------------------------------------------------------------------------------------------------------
SD H&EFA RRB, Sanford Health & Hospital, Series 2001B, 3.72% 1                          2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------
SD H&EFA RRB, Sanford Health & Hospital, Series 2001C, 3.47% 1                          7,500,000         7,500,000
                                                                                                    ----------------
                                                                                                         10,539,749


                        19 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.6%
Franklin Cnty., TN H&EFA RB, University of the South Project,
Series 1998B, 3.48% 1                                                              $    2,505,000   $     2,505,000
--------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA HFB RB, University School of Jackson Project, 3.48% 1                 1,200,000         1,200,000
--------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA HFB RB, University School of Jackson Project, 3.48% 1                 5,100,000         5,100,000
--------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA HFB RB, University School of Jackson Project, 3.48% 1                 3,725,000         3,725,000
--------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA HFB RRB, Trinity Christian Academy, 3.48% 1                           2,820,000         2,820,000
--------------------------------------------------------------------------------------------------------------------
Knox Cnty., TN Health, Education & HFB RB, Johnson Bible College, 3.48% 1               3,650,000         3,650,000
--------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN MH RRB, Timberlake Project, 3.55% 1                      6,725,000         6,725,000
--------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN RB, Nashville Christian School Project,
3.55% 1                                                                                 1,300,000         1,300,000
--------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN RB, Fisk University Project, Series 2000,
3.48% 1                                                                                 4,350,000         4,350,000
--------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN IDB RB, Second Harvest
Food Bank Project, Series 2002, 3.49% 1                                                 1,655,000         1,655,000
--------------------------------------------------------------------------------------------------------------------
Shelby Cnty., TN Health, Education & HFB RB, Kings Daughter & Sons
Project, 3.48% 1                                                                        7,845,000         7,845,000
--------------------------------------------------------------------------------------------------------------------
Springfield, TN H&EFA Hospital RB, Northcrest Medical Center-A, 3.48% 1                 5,000,000         5,000,000
--------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RB, Nashville Wire Products Manufacturing,
Series 1994, 3.62% 1                                                                      515,000           515,000
--------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 3.52% 1                     4,500,000         4,500,000
                                                                                                    ----------------
                                                                                                         50,890,000

--------------------------------------------------------------------------------------------------------------------
TEXAS--10.7%
Aledo, TX ISD School Building GOUN, 3.75% 1                                             4,900,000         4,900,000
--------------------------------------------------------------------------------------------------------------------
Allen, TX ISD GOUN, PTTR, Series 715, 3.51% 1,2                                         1,750,000         1,750,000
--------------------------------------------------------------------------------------------------------------------
Austin, TX Water & Wastewater System RRB, P-Floats Series PZ-157, 3.50% 1,2             8,450,000         8,450,000
--------------------------------------------------------------------------------------------------------------------
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio,
Series 2007A, 3.49% 1                                                                  14,755,000        14,755,000
--------------------------------------------------------------------------------------------------------------------
Bexar Cnty., TX HFDC Health Care RB, El Centro del Barrio,
Series 2007B, 3.49% 1                                                                   2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------
Brazos Cnty., TX HF RB, P-Floats Series MT-483, 3.51% 1,2                               8,540,000         8,540,000
--------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX General Improvement REF GOUN,
Series 2001A, 5%, 3/1/08                                                                  175,000           175,340
--------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-279, 3.56% 1,2                                                          5,040,000         5,040,000
--------------------------------------------------------------------------------------------------------------------
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy
Management LLC Project, 3.59% 1                                                         2,100,000         2,100,000


                        20 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
TEXAS Continued
Dallas, TX Area Rapid Transit RRB, PTTR, Sr. Lien, Series 1771, 3.51% 1,2          $    2,665,000   $     2,665,000
--------------------------------------------------------------------------------------------------------------------
Fort Bend Cnty., TX Road GOUN, Series 2007, 4%, 3/1/08                                    860,000           860,432
--------------------------------------------------------------------------------------------------------------------
Greenville, TX Water, Sewer & Electric System RB, 7.25%, 4/1/08                           650,000           656,024
--------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX RB, SGMSTR Series 2007 SGB16, Cl. A, 3.49% 1,2                        18,655,000        18,655,000
--------------------------------------------------------------------------------------------------------------------
Houston, TX ISD GOUN, PTTR, Series 1189, 3.51% 1,2                                      1,500,000         1,500,000
--------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RRB, Reset Option Certificates II-R Trust-Series 787, 3.51% 1,2         3,635,000         3,635,000
--------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD REF Schoolhouse GOUN, Series 2005, 5%, 2/15/08                 725,000           726,147
--------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3.75%, 6/15/08 3             11,150,000        11,150,000
--------------------------------------------------------------------------------------------------------------------
Lewisville, TX ISD GOUN, AAMC Series 2006-79, 3.51% 1,2                                 6,336,000         6,336,000
--------------------------------------------------------------------------------------------------------------------
Northeast TX ISD GOUN, P-Floats Series PT-3957, 3.80% 1,4                              12,220,000        12,220,000
--------------------------------------------------------------------------------------------------------------------
Northside, TX ISD GORB, Series 2006A, 3.75%, 2/1/08 3                                   5,000,000         5,000,000
--------------------------------------------------------------------------------------------------------------------
Northwest TX ISD GOUN, Reset Option Certificates I I-R
Trust-Series 11220, 3.50% 1,2                                                           3,600,000         3,600,000
--------------------------------------------------------------------------------------------------------------------
Nueces River Authority, TX Water Supply RRB, PTTR, Series 1412, 3.51% 1,2                 745,000           745,000
--------------------------------------------------------------------------------------------------------------------
Odessa, TX GOLB, PTTR, Series 2265, 3.51% 1,2                                           6,320,000         6,320,000
--------------------------------------------------------------------------------------------------------------------
Pasadena, TX IDV Corp. RRB, Lamson & Sessions Co., 3.60% 1                                585,000           585,000
--------------------------------------------------------------------------------------------------------------------
Red River, TX Educational FAU RB, Parish Day School Project, Series A, 3.46% 1          5,900,000         5,900,000
--------------------------------------------------------------------------------------------------------------------
Red River, TX Educational FAU RB, Parish Episcopal School Project, 3.46% 1              5,000,000         5,000,000
--------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RRB, Series 1998A, 5%, 2/1/08                            2,000,000         2,002,140
--------------------------------------------------------------------------------------------------------------------
San Antonio, TX Hotel Occupancy Tax RRB, PTTR, Series 1674, 3.51% 1,2                   5,780,000         5,780,000
--------------------------------------------------------------------------------------------------------------------
Socorro, TX Independent SDI GOUN, PTTR, Series 2328T, 3.50% 1,2                         2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------
Southmost College, TX District GOLB, Eclipse Funding Trust Solar Eclipse
Certificates-Series 2006-0061, 3.48% 1                                                 10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
Spring, TX ISD Schoolhouse GOUN, Series 2005-A, 3.72%, 2/15/08 3                        1,000,000         1,000,335
--------------------------------------------------------------------------------------------------------------------
Temple, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
Trust-Series DB-136, 3.49% 1,2                                                          3,075,000         3,075,000
--------------------------------------------------------------------------------------------------------------------
TX Affordable Housing Corp. MH RB, MSTFC Series 2006-1315, 3.55% 1,2                   12,327,500        12,327,500
--------------------------------------------------------------------------------------------------------------------
TX RANs & TANs, Series 2007, 4.50%, 8/28/08                                            35,000,000        35,175,755
--------------------------------------------------------------------------------------------------------------------
TX Transportation Commission GOUN, Mobility Fund, Series 2007, 4%, 4/1/08               1,145,000         1,145,717
--------------------------------------------------------------------------------------------------------------------
TX Transportation Commission GOUN, UBS Municipal Custodial
Residual & Variable Securities, Series 2007-0047, 3.50% 1,2                             2,100,000         2,100,000
--------------------------------------------------------------------------------------------------------------------
University of Texas System Board of Regents Revenue Financing
System Nts., Series A, 3.30%, 4/15/08                                                   1,250,000         1,250,000
--------------------------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, PTTR, Series 579, 3.51% 1,2               2,295,000         2,295,000
                                                                                                    ----------------
                                                                                                        211,415,390


                        21 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
UTAH--1.0%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC Project,
Series 2003A, 3.77% 1                                                              $   10,985,000   $    10,985,000
--------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT Power Supply RRB, Series 2003A, 5%, 7/1/08               1,000,000         1,006,376
--------------------------------------------------------------------------------------------------------------------
Jordan Valley, UT Water Conservancy RB, Series 2007B, 5%, 10/1/08                         500,000           505,690
--------------------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 3.52% 1                                                910,000           910,000
--------------------------------------------------------------------------------------------------------------------
UT Transportation Authority Sales Tax RRB, P-Floats Series PT-3741, 3.50% 1,4           5,680,000         5,680,000
--------------------------------------------------------------------------------------------------------------------
Weber Cnty., UT Industrial RB, Enable Industries, Inc., Series 2003, 3.52% 1              810,000           810,000
                                                                                                    ----------------
                                                                                                         19,897,066

--------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.9%
Fairfax Cnty., VA EDAU Educational Facilities RB, Burgundy
Farm Day School Project, 3.50% 1                                                          900,000           900,000
--------------------------------------------------------------------------------------------------------------------
Henrico Cnty., VA Municipal Trust Securities, Series 2041, 3.54% 1,2                    4,450,000         4,450,000
--------------------------------------------------------------------------------------------------------------------
Lewistown, VA Commerce Center CDAU SPTX Bonds,
MSTFC Series 2006-2115, 3.51% 1,2                                                       4,000,000         4,000,000
--------------------------------------------------------------------------------------------------------------------
VA Small Business FAU IDV RB, McElroy Metal Project, 3.62% 1                              170,000           170,000
--------------------------------------------------------------------------------------------------------------------
VI Public School Authority RB, PTTR, Series 2324, 3.50% 1,2                             7,885,000         7,885,000
                                                                                                    ----------------
                                                                                                         17,405,000

--------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.8%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, P-Floats Series PZ-55, 3.50% 1,2            3,160,000         3,160,000
--------------------------------------------------------------------------------------------------------------------
Energy Northwest, WA Electric RRB, Project No. 3, Series 2003-D-3-1, 3.46% 1,5         10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
King Cnty., WA HAU RB, Summerfield Apts. Project, Series 2005, 3.53% 1                  1,845,000         1,845,000
--------------------------------------------------------------------------------------------------------------------
Port Bellingham, WA IDV Corp. RB, FPE Renewables LLC Project,
Series 2005, 3.52% 1                                                                      705,000           705,000
--------------------------------------------------------------------------------------------------------------------
WA EDFAU Lease RB, Washington Biomedical Research
Properties II Project, 5%, 6/1/08                                                       4,000,000         4,020,947
--------------------------------------------------------------------------------------------------------------------
WA GOUN, MSTFC Series 2006-1519, 3.51% 1,2                                              2,785,000         2,785,000
--------------------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 593A, 3.51% 1,2                                                   1,000,000         1,000,000
--------------------------------------------------------------------------------------------------------------------
WA HCF Authority RRB, Virginia Mason Medical Center,
Series 1997A, 6%, 8/15/08                                                               1,000,000         1,013,872
--------------------------------------------------------------------------------------------------------------------
WA Housing Finance Community Non-Profit Housing RB,
Franke Tobey Jones Project, Series 2003A, 3.76% 1                                       1,900,000         1,900,000
--------------------------------------------------------------------------------------------------------------------
WA Motor Vehicle Fuel Tax GOUN, PTTR, Series 1492, 3.51% 1,2                            2,820,000         2,820,000
--------------------------------------------------------------------------------------------------------------------
WA REF GOUN, SPEARS Deutsch Bank/Lifers Trust-Series DB-388, 3.56% 1,2                  5,630,000         5,630,000
                                                                                                    ----------------
                                                                                                         34,879,819

--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.8%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 3.52% 1                       4,500,000         4,500,000
--------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 3.52% 1                       6,850,000         6,850,000
--------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 3.52% 1                                 3,100,000         3,100,000


                        22 | CENTENNIAL TAX EXEMPT TRUST

                                                                                        PRINCIPAL
                                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA Continued
Marshall Cnty., WV BOE GOUN, Series 2007, 4%, 5/1/08                               $    1,390,000   $     1,390,874
                                                                                                    ----------------
                                                                                                         15,840,874

--------------------------------------------------------------------------------------------------------------------
WISCONSIN--4.4%
Ashland, WI IDV RB, Larson-Juhl US LLC Project, Series 2000, 3.60% 1                      975,000           975,000
--------------------------------------------------------------------------------------------------------------------
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp., Series 1999A, 3.75% 1            520,000           520,000
--------------------------------------------------------------------------------------------------------------------
Brokaw, WI Sewer & SW RB, Wasau Paper Mills Co. Project, 3.67% 1                        9,500,000         9,500,000
--------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 3.77% 1                       2,000,000         2,000,000
--------------------------------------------------------------------------------------------------------------------
Green Bay, WI WS RRB, PTTR, Series 1510, 3.51% 1,2                                      6,305,000         6,305,000
--------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002, 3.67% 1                7,710,000         7,710,000
--------------------------------------------------------------------------------------------------------------------
Kiel, WI IDV RB, Polar Ware Co. Project, Series 2007, 3.62% 1                           1,325,000         1,325,000
--------------------------------------------------------------------------------------------------------------------
Kimberly, WI Development RB, Fox Cities YMCA Project, Series 2002, 3.53% 1              1,520,000         1,520,000
--------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 3.62% 1                      1,940,000         1,940,000
--------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, GGP, Inc. Project, Series 2007A, 3.62% 1                          2,050,000         2,050,000
--------------------------------------------------------------------------------------------------------------------
Milwaukee, WI IDV RB, R&B Wagner Project, 3.60% 1                                       1,060,000         1,060,000
--------------------------------------------------------------------------------------------------------------------
Onalaska, WI IDV RB, Empire Screen Printing Project, Series 2006, 3.62% 1                 940,000           940,000
--------------------------------------------------------------------------------------------------------------------
West Bend, WI IDV RB, Jackson Concrete, Inc. Project, 3.62% 1                           1,400,000         1,400,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Community Care, Inc., Series 2005, 3.47% 1                                 4,250,000         4,250,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin, 3.47% 1               3,600,000         3,600,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, P-Floats Series MT-544, 3.51% 1,2                                         10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Ripon College, Series 2006, 3.47% 1                                       23,165,000        23,165,000
--------------------------------------------------------------------------------------------------------------------
WI Master Lease COP, Series 2006A, 5%, 9/1/08                                           1,000,000         1,010,511
--------------------------------------------------------------------------------------------------------------------
WI Transportation RB, Goldman Sachs Pool Trust-Series 2007-52TP, 3.50% 1,2              8,060,000         8,060,000
                                                                                                    ----------------
                                                                                                         87,330,511

--------------------------------------------------------------------------------------------------------------------
WYOMING--0.2%
Campbell Cnty., WY IDV RRB, Powder Basin Properties Project, Series 1996, 3.64% 1       3,835,000         3,835,000
--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.4%
District of Columbia GOUN, MSTFC Series 2006-1920, 3.66% 1,2                           15,615,000        15,615,000
--------------------------------------------------------------------------------------------------------------------
District of Columbia REF GOUN, Series 1999A, 5%, 1/2/08                                   340,000           345,571
--------------------------------------------------------------------------------------------------------------------
District of Columbia REF GOUN, Series 1999B, 5.50%, 6/1/08                                835,000           840,842
--------------------------------------------------------------------------------------------------------------------
Washington D.C. Convention Center Authority RRB, SPEARS
Deutsche Bank/Lifers Trust-Series DB-237, 3.56% 1,2                                     5,265,000         5,265,000
--------------------------------------------------------------------------------------------------------------------
Washington D.C. WSS Authority RRB, P-Floats Series PT-3699, 3.51% 1,2                   4,645,000         4,645,000
                                                                                                    ----------------
                                                                                                         26,711,413

--------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES--5.1%
Certificates of Beneficial Ownership Trust, Bent Tree, Series 2007-5, 3.46% 1,2         5,000,000         5,000,000
--------------------------------------------------------------------------------------------------------------------
Certificates of Beneficial Ownership Trust, North Oak, Series 2007-1, 3.46% 1,2         4,318,000         4,318,000
--------------------------------------------------------------------------------------------------------------------
Certificates of Beneficial Ownership Trust, Tierra Antigua, Series 2006-1, 3.64%
1,2                                                                                     2,812,000         2,812,000


                        23 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        PRINCIPAL
                                                                                           AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES Continued
Cl. B RB, Certificates Trust, Series 2002-1, 3.64% 1,2                             $    5,000,000   $     5,000,000
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, Multifamily Certificates, Series M010, 3.67% 1                            23,752,993        23,752,993
--------------------------------------------------------------------------------------------------------------------
MSTFC RB, Series 2006-1481P, 3.92% 1,2                                                    347,500           347,500
--------------------------------------------------------------------------------------------------------------------
MSTFC RRB, Series 2006-1469P, 3.92% 1,2                                                   790,000           790,000
--------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18,3.55% 1,2                           8,570,000         8,570,000
--------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series SG-P-17,3.55% 1,2                        8,300,000         8,300,000
--------------------------------------------------------------------------------------------------------------------
P-Floats Series MT-484, 3.51% 1,2                                                      10,000,000        10,000,000
--------------------------------------------------------------------------------------------------------------------
P-Floats Series PZ-265, 3.70% 1,2                                                       6,708,000         6,708,000
--------------------------------------------------------------------------------------------------------------------
P-Floats Series PZ-270, 3.51% 1,2                                                       6,275,000         6,275,000
--------------------------------------------------------------------------------------------------------------------
SPEARS Deutsche Bank/Lifers Trust-Series DB-306,3.62% 1,2                               4,525,000         4,525,000
--------------------------------------------------------------------------------------------------------------------
SPEARS Deutsche Bank/Lifers Trust-Series DB-332,3.62% 1,2                              12,100,000        12,100,000
--------------------------------------------------------------------------------------------------------------------
SPEARS Deutsche Bank/Lifers Trust-Series DB-351, 3.56% 1,2                              2,505,000         2,505,000
                                                                                                    ----------------
                                                                                                        101,003,493

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,028,463,980)                                           102.5%    2,028,463,980
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (2.5)      (49,689,911)
                                                                                   ---------------------------------

NET ASSETS                                                                                  100.0%  $ 1,978,774,069
                                                                                   =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AA         Airport Authority
AAC        Aid Anticipation Certificates
AAMC       ABN AMRO Munitops Certificates
BANs       Bond Anticipation Nts.
BOE        Board of Education
CD         Commercial Development
CDAU       Community Development Authority
COP        Certificates of Participation
DA         Dormitory Authority
DAU        Development Authority
DFA        Development Finance Authority
DFB        Development Finance Board
ECFA       Educational and Cultural Facilities Authority
ED         Economic Development
EDAU       Economic Development Authority
EDFAU      Economic Development Finance Authority
EDLFA      Educational Facilities Authority
ETET       Eagle Tax-Exempt Trust
EU         Electric Utilities
FA         Facilities Authority
FAU        Finance Authority
GOB        General Obligation Bonds
GOLB       General Obligation Ltd. Bonds
GORB       General Obligation Refunding Bonds
GOUN       General Obligation Unlimited Nts.
H&EFA      Health and Educational Facilities Authority
HAU        Housing Authority
HCF        Health Care Facilities
HEFAU      Higher Educational Facilities Authority
HF         Health Facilities
HFA        Housing Finance Agency/Authority
HFAU       Health Facilities Authority
HFB        Housing Facilities Board
HFC        Housing Finance Corp.
HFDC       Health Facilities Devel. Corp.
HFFAU      Health Facilities Finance Authority
IDA        Industrial Devel. Agency
IDAU       Industrial Development Authority
IDB        Industrial Development Board
IDC        Industrial Devel. Corp.
IDV        Industrial Development
IF&PCFA    Industrial Facilities & Pollution Control Financing Authority
ISD        Independent School District
MH         Multifamily Housing


                        24 | CENTENNIAL TAX EXEMPT TRUST

MPA        Municipal Power Agency
MSTFC      Morgan Stanley & Co., Inc. Trust Floater Certificates
NYC        New York City
NYS        New York State
P-Floats   Puttable Floating Option Tax Exempt Receipts
PAU        Power Authority
PC         Pollution Control
PFFAU      Public Facilities Finance Authority
POAU       Port Authority
PTTR       Puttable Tax Exempt Receipts
RA         Redevelopment Agency/Authority
RANs       Revenue Anticipation Nts.
RB         Revenue Bonds
RED        Redevelopment
REF        Refunding
RRB        Revenue Refunding Bonds
SDI        School District
SGMSTR     Societe Generale, NY Branch Municipal Security Trust Receipts
SPEARS     Short Puttable Exempt Adjustable Receipts
SPO        Special Obligations
SPTX       Special Tax
SW         Solid Waste
SWD        Solid Waste Disposal
TANs       Tax Anticipation Nts.
TFA        Transitional Finance Authority
TS         Tobacco Settlement
TUAU       Turnpike Authority
TXAL       Tax Allocation
UDC        Urban Devel. Corp.
USD        Unified School District
WS         Water System
WSS        Water & Sewer System
YMCA       Young Men's Christian Assoc.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $871,805,000 or 44.06% of the Trust's net assets as of December 31, 2007.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $29,465,000, which represents 1.49% of the Trust's net assets. See
Note 4 of accompanying Notes.

5. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        25 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2007
--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,028,463,980)--see accompanying statement of investments           $    2,028,463,980
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                     10,676,341
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                                 13,625,845
Investments sold on a when-issued or delayed delivery basis                                               6,400,000
Shares of beneficial interest sold                                                                           20,240
Other                                                                                                       127,227
                                                                                                 -------------------
Total assets                                                                                          2,059,313,633

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $43,004,601 purchased on a when-issued or
delayed delivery basis)                                                                                  80,226,116
Shareholder communications                                                                                  111,172
Service plan fees                                                                                           101,683
Transfer and shareholder servicing agent fees                                                                44,994
Shares of beneficial interest redeemed                                                                       19,540
Trustees' compensation                                                                                        7,941
Dividends                                                                                                       235
Other                                                                                                        27,883
                                                                                                 -------------------
Total liabilities                                                                                        80,539,564

--------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $    1,978,774,069
                                                                                                 ===================

--------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                  $    1,978,744,152
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                                 29,917
                                                                                                 -------------------
NET ASSETS--applicable to 1,978,773,200 shares of beneficial interest outstanding                $    1,978,774,069
                                                                                                 ===================

--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                         $             1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        26 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2007
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Interest                                                                                         $       33,943,113
--------------------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------------------
Management fees                                                                                           3,900,501
--------------------------------------------------------------------------------------------------------------------
Service plan fees                                                                                         1,849,764
--------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                               261,020
--------------------------------------------------------------------------------------------------------------------
Shareholder communications                                                                                  104,170
--------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                        7,031
--------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                   5,002
--------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                     750
--------------------------------------------------------------------------------------------------------------------
Other                                                                                                       125,689
                                                                                                 -------------------
Total expenses                                                                                            6,253,927
Less reduction to custodian expenses                                                                           (870)
                                                                                                 -------------------
Net expenses                                                                                              6,253,057

--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                    27,690,056

--------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                             37,547

--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $       27,727,603
                                                                                                 ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        27 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS              YEAR
                                                                                            ENDED             ENDED
                                                                                DECEMBER 31, 2007          JUNE 30,
                                                                                      (UNAUDITED)              2007
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $      27,690,056   $    53,632,623
--------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                          37,547           342,169
                                                                                ------------------------------------
Net increase in net assets resulting from operations                                   27,727,603        53,974,792

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                  (27,690,056)      (53,632,623)
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                     (336,020)         (281,265)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                                      278,195,769        (9,550,358)

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                             277,897,296        (9,489,454)
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 1,700,876,773     1,710,366,227
                                                                                ------------------------------------
End of period                                                                   $   1,978,774,069   $ 1,700,876,773
                                                                                ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        28 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                          ENDED
                                              DECEMBER 31, 2007                                               YEAR ENDED JUNE 30,
                                                    (UNAUDITED)         2007         2006          2005         2004         2003
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     1.00    $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                     .02 1        .03 1        .02 1         .01 1         -- 2        .01
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.02)        (.03)        (.02)         (.01)          -- 2       (.01)
Distributions from net realized gain                         -- 2         -- 2         --            --           --           --
                                                     -----------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                              (.02)        (.03)        (.02)         (.01)          -- 2       (.01)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $     1.00    $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                                     =============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                             1.54%        3.09%        2.44%         1.21%        0.35%        0.69%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)              $    1,979    $   1,701    $   1,710     $   1,701    $   1,778    $   1,877
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                     $    1,837    $   1,764    $   1,701     $   1,797    $   1,851    $   1,882
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      2.99%        3.04%        2.40%         1.20%        0.35%        0.68%
Total expenses                                             0.68%        0.67%        0.68%         0.67%        0.67%        0.66%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                         0.68%        0.67%        0.68%         0.65%        0.67%        0.66%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on trust distributions or the redemption of trust shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        29 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment adviser is Centennial Asset Management Corporation (the "Manager"), a subsidiary of OppenheimerFunds, Inc. ("OFI").

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Trust may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Trust's net asset value to the extent the Trust executes such transactions while remaining substantially fully invested. When the Trust engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Trust to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2007, the Trust had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                            WHEN-ISSUED OR DELAYED DELIVERY
                                                         BASIS TRANSACTIONS
     ----------------------------------------------------------------------
     Purchased securities                                       $43,004,601
     Sold securities                                              6,400,000


                        30 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required. The Trust files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Trust's tax return filings remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Trust, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.


                        31 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Trust's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                         SIX MONTHS ENDED DECEMBER 31, 2007            YEAR ENDED JUNE 30, 2007
                                   SHARES            AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------
Sold                        3,342,112,790   $ 3,342,112,790     5,228,156,425   $ 5,228,156,425
Dividends and/or
distributions reinvested       27,677,605        27,677,605        53,788,375        53,788,375
Redeemed                   (3,091,594,626)   (3,091,594,626)   (5,291,495,158)   (5,291,495,158)
                           ---------------------------------------------------------------------
Net increase (decrease)       278,195,769   $   278,195,769        (9,550,358)  $    (9,550,358)
                           =====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Trust pays the Manager a management fee based on the daily net assets of the Trust at an annual rate as shown in the following table:

                       FEE SCHEDULE
                       ----------------------------------
                       Up to $250 million          0.500%
                       Next $250 million           0.475
                       Next $250 million           0.450
                       Next $250 million           0.425
                       Next $250 million           0.400
                       Next $250 million           0.375
                       Next $500 million           0.350
                       Over $2 billion             0.325


                        32 | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. ("SSI") acts as the transfer and shareholder servicing agent for the Trust. The Trust pays SSI a per account fee. For the six months ended December 31, 2007, the Trust paid $256,336 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a Service Plan (the "Plan"). It reimburses Centennial Asset Management Corporation (the "Distributor"), for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees (together with significant amounts from the Manager's own resources) to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after


                        33 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT Continued

November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        34 | CENTENNIAL TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's voting record is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        35 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Trust and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Trust with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.


                        36 | CENTENNIAL TAX EXEMPT TRUST

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Cameron T. Ullyatt and the Manager's Money Market investment team and analysts. Mr. Ullyatt has been the portfolio manager of the Trust since July 2006. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE TRUST. During the year, the Manager provided information on the investment performance of the Trust and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other retail front-end load and no-load tax-exempt money market funds. The Board noted that the Trust's one-year and three-year performance were better than its peer group median, its five-year performance was equal to its peer group median, and its ten-year performance was below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also considered the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, and other tax-exempt money market funds with comparable asset levels and distribution features. The Board noted that under the Investment Advisory Agreement, when the value of the Trust's net assets is less than $1.5 billion, the


                        37 | CENTENNIAL TAX EXEMPT TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates, however, the annual fee cannot be less than $0. The Board noted that the Trust's actual total expenses are lower than its peer group median, though the contractual and actual management fees are higher than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Trust. The Board noted that the Trust currently has management fee breakpoints, which are intended to share economies of scale that may exist as the Trust grows with shareholders.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                        38 | CENTENNIAL TAX EXEMPT TRUST



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008